Acquisitions and Dispositions - Additional Information (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 04, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) dispensary	Dec. 31, 2021 USD ($)	Mar. 23, 2022 shares	Sep. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date					$ 29,642
Payment of acquisition related contingent consideration classified as financing activities				$ (4,927)	0
Short-term deferred consideration					37,900
Long-term deferred consideration					9,000
Total deferred consideration					46,900
Long-term deferred consideration, reclassified amount			$ 9,000
Total estimated liability				7,770	8,577
Portion of consideration to be received upon closing of divestiture	$ 185,000
Portion of cash consideration to be received upon closing of divestiture	110,000
Portion of seller notes consideration to be received upon closing of divestiture	$ 45,000
Spider Cannabis And Plant Based Investment Corp | Discontinued operations | 180 Smoke and related intercompany receivables
Disclosure of detailed information about business combination [line items]
Discontinued operations consideration receivable on disposal								$ 1,100
Loss on disposal of business					800
Reclassification from accumulated foreign currency loss to income statement due to disposal of business				300
Cultivate
Disclosure of detailed information about business combination [line items]
Entitled earnout (up to)				$ 68,000
Contingent consideration recognised as of acquisition date					$ 29,642		$ 34,000
Contingent liabilities recognised in business combination			39,600
Payment of acquisition related contingent consideration		$ 39,600
Payment of acquisition related contingent consideration classified as financing activities		$ 4,900
Contingent liabilities settled (in shares) | shares		5,300,000
Laurel Harvest
Disclosure of detailed information about business combination [line items]
Total deferred consideration, payable period				18 months
Accelerated payment of deferred consideration required on each number of dispensaries opened (in dispensaries) | dispensary				5
Total deferred payment				$ 47,800
Interest expense on deferred consideration				900
Long-term deferred consideration reclassified to short-term			$ 9,000
Valley Agriceuticals, LLC
Disclosure of detailed information about business combination [line items]
Total estimated liability				7,800
Decrease in deferred consideration				$ 800
Columbia Care Inc.
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer to be received per acquiree share upon closing of acquisition (in shares) | shares						0.5579